SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2022
Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
China’s corporate income tax standard rate (on income)	25.00%